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                                  Law Offices
                           Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                              1345 Chestnut Street
                          Philadelphia, PA 19107-3496
                           Telephone: (215) 988-2700
                                 Telex: 834684
                              Fax: (215) 988-2757


                                January 23, 1998



VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549


       Re:  The Glenmede Fund, Inc.
            File Nos. 33-22884 and 811-5577
            ---------------------------------

Ladies and Gentlemen:

       On behalf of The Glenmede Fund, Inc. (the "Company") and pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify that (i) the Prospectuses and Statement of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statement of Additional Information contained in the Company's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 ("PEA #25"), which was filed on December 30, 1997 and (ii) the text of PEA #25 has been filed electronically.


       The Prospectuses and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are:

       (1) Prospectus dated January 1, 1998 for the Equity, International, Small Capitalization Equity and Large Cap Value Portfolios;

       (2) Prospectus dated January 1, 1998 for the Small Capitalization Equity Portfolio; and

       (3) Statement of Additional Information for the Government Cash, Tax Exempt Cash, Core Fixed Income, International, Equity, Small Capitalization Equity, Large Cap Value and The Glenmede Portfolios.

       Questions concerning this letter may be directed to the undersigned at
         (215) 988-2604.


                                                      Very truly yours,

                                                      /s/ Terrance James Reilly
                                                      -------------------------
                                                          Terrance James Reilly